UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1090

                              The Japan Fund, Inc.
               (Exact name of registrant as specified in charter)
                                    --------


                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801
               (Address of principal executive offices) (Zip code)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-617-295-2561
                            -------------------------

                                AGENT FOR SERVICE
                         225 FRANKLIN STREET 26TH FLOOR
                              BOSTON, MA 02110-2801
                                 1-800-535-2726

                           COPY TO COUNSEL OF THE FUND
                              DAVIS POLK & WARDELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordan, Esq.

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]




THE JAPAN FUND, INC.


Semi-Annual Report
June 30, 2005



--------------------------------------------------------------------------------
                                 Class S Shares
--------------------------------------------------------------------------------


                            [JAPAN FUND LOGO OMITTED]

[BACKGROUND GRAPHIC OMITTED]




Contents
-------------------------------------------------------------------------------

 1   Letter from the Chairman and President
 3   Performance Summary
 5   Management's Discussion of Fund Performance
 7   Portfolio Summary
 8   Top Ten Holdings
 9   Schedule of Investments
18   Statement of Assets and Liabilities
19   Statement of Operations
20   Statements of Changes in Net Assets
21   Financial Highlights
22   Notes to Financial Statements
30   Shareholder Voting Results
31   Disclosure of Fund Expenses
33   Approval of Investment Advisory Agreements


The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------



[WILLIAM L. GIVENS PHOTO OMITTED]

[JOHN F. MCNAMARA PHOTO OMITTED]



Dear Shareholders,

Both the Japanese stock market and The Japan Fund, Inc. showed negative growth during the first half of 2005. After a strong year in 2004, when the Japanese index rose about 12%, the first half of this year saw the market decline nearly 5%. In 2004 the Japanese index in U.S. Dollar terms benefited from the rising Yen. Results in the January to June period of 2005 were negatively impacted by the rising U.S. Dollar. Our Fund's performance was also affected by our strategic concentration in large capitalization equities which underperformed smaller companies during this period. As a result of these factors, the Fund declined by 8.4% while the market fell 4.8%.

We are, of course, not pleased with these results, but we tend to view them in the context of the long term record of the Fund, which has been very strong. We remain confident in both your manager and the outlook for Japan. The turnaround story in Japan is intact as the corporate restructuring continues and the banks improve their financial condition. Importantly, the shift in the shareholder mix from relationship-oriented investors to return-oriented investors continues to drive corporate managements to increase the return on equity. As a result, corporate profits are increasing. When combined with the relatively low level of valuation, the market appears to be attractive.



                                                      The Japan Fund, Inc.  |  1

--------------------------------------------------------------------------------



We appreciate your continuing support of the Fund and will make every effort to turn around the recent disappointment.




Sincerely,





/s/ William L. Givens               /s/ John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTING INVOLVES RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUATIONS, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS OF JUNE 30, 2005, THE TOTAL RETURNS FOR THE JAPAN FUND, INC. WERE: 1 YEAR -7.39%; 5 YEAR -5.63% AND 10 YEAR 5.27%. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US ONLINE AT WWW.THEJAPANFUND.COM.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE FUND'S MANAGEMENT AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.



2 |  The Japan Fund, Inc.

Performance Summary                                                June 30, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                   6 MONTHS   1 YEAR    3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S      -8.35%   -7.39%    10.24%   -5.63%    5.27%
--------------------------------------------------------------------------------
TOPIX+                               -4.76%   -1.54%     8.68%   -5.79%   -1.92%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                         CLASS S
--------------------------------------------------------------------------------
06/30/05                                                                 $ 9.77
--------------------------------------------------------------------------------
12/31/04                                                                  $10.66
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------


                                                      NUMBER OF
                                                        FUNDS        PERCENTILE
PERIOD                                RANK             TRACKED         RANKING
--------------------------------------------------------------------------------
1-Year                                 35        of      41               85
--------------------------------------------------------------------------------
3-Year                                  5        of      36               14
--------------------------------------------------------------------------------
5-Year                                  6        of      32               19
--------------------------------------------------------------------------------
10-Year                                 1        of       5               20
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment advisor and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.


                                                      The Japan Fund, Inc.  |  3

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------
[LINE CHART OMITTED]
Plot points are as follows:

                       The Japan
                      Fund, Inc. --
                         Class S          TOPIX+
12/94                    $10,000          $10,000
12/95                      9,093            9,763
12/96                      8,100            8,179
12/97                      6,934            5,870
12/98                      8,621            6,202
12/99                     18,956           11,180
12/00                     13,785            7,521
12/01                      9,149            5,315
12/02                      8,376            4,843
12/03                     13,243            6,715
12/04                     14,285            7,818
12/05                     13,587            7,446


--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.       6 MONTHS    1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S  Average annual
         total return        -8.35%    -7.39%    10.24%      -5.63%     5.27%
--------------------------------------------------------------------------------
TOPIX+   Average annual
         total return        -4.76%    -1.54%     8.68%      -5.79%    -1.92%

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. TOPIX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.


SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.
PLEASE CALL (800) 535-2726 OR VISIT US ONLINE AT WWW.THEJAPANFUND.COM FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.



4  |  The Japan Fund, Inc.

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------



COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

During the first six months of 2005, the Japanese stock market, as measured by the Tokyo Stock Exchange Price Index First Section (TOPIX), returned 3.0% in local currency terms. In US dollar terms, however, the market returned -4.8%, as the Yen fell to a nine-month low against the greenback. Investors continued to favour small-cap stocks, as evidenced by the 13% return of the Tokyo Stock Exchange Price Index Second Section (in U.S. dollar terms). The fishery/agriculture sector led the market during the review period, as firms with strong earnings and turnaround potential achieved substantial gains. Resource-related industries, such as oil/coal, mining and iron/steel, were also among the best performers during the first half of 2005. Constituent stocks rose inline with global commodity prices. The high-beta securities sector, which is dominated by Japan's largest brokerage firms, was the conspicuous underperformer, as sharp declines in the market in April and May weighed heavily on associated share prices. Macro economic data gradually improved during the review period, although there was a discernible gap between domestic and external indicators. First-quarter real GDP grew at an annualized 4.9% (nominal GDP expanded by 2.2%). The sharp acceleration from the 0.2% growth of the previous quarter was attributed to an upturn in consumer spending and capital expenditure.

During the six months ended June 30, 2005, the Fund returned -8.4% versus the -4.8% return of the Tokyo Stock Exchange Price Index First Section. The Fund also underperformed the -5.8% return of the Lipper Japan peer group (all figures quoted in U.S. dollars). Individual holdings in the electrical machinery and retail sectors were among the most significant detractors during the period. A number of technology-related companies held in the Fund suffered as a result of continued weakness in global demand for electronic goods and intensifying price competition. In the retail sector, an apparel store operator suffered a deterioration in monthly sales due to unseasonable weather and a lack of hit products. The fact that the Fund did not hold any shares in power utilities, a sector which outperformed the market average, also hurt returns. In terms of positive contributions to performance, positions in makers of specialized electronic components, such as materials for high-resolution LCD TV panels, performed well, as they reaped the



                                                     The Japan Fund, Inc.  |  5

--------------------------------------------------------------------------------



benefits afforded by the tight supply/demand conditions of their niche markets. In the banking sector, holdings in major groups that made concrete progress in addressing their non-performing loans and returned to profitability also supported returns.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S SEMI-ANNUAL REPORT.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.



6 | The Japan Fund, Inc.

Portfolio Summary
(Unaudited)                                                        JUNE 30, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  ASSET ALLOCATION
  (includes collateral for securities on loan)           6/30/05      12/31/04
--------------------------------------------------------------------------------
Equity Holdings                                              90%           86%
Cash Equivalent                                              10%           14%
--------------------------------------------------------------------------------
                                                            100%          100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)     6/30/05      12/31/04
--------------------------------------------------------------------------------
Manufacturing                                                21%           20%
Financial                                                    17%           21%
Durables                                                     10%           11%
Service Industries                                           10%           10%
Technology                                                   10%            5%
Consumer Discretionary                                        8%            9%
Consumer Staples                                              5%            9%
Metal                                                         5%            3%
Construction                                                  4%            3%
Health                                                        3%            4%
Media                                                         3%            1%
Transportation                                                2%            3%
Energy                                                        2%            1%
--------------------------------------------------------------------------------
                                                            100%          100%
--------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.



                                                      The Japan Fund, Inc.  |  7

Top Ten Holdings
(Unaudited)                                                        JUNE 30, 2005
--------------------------------------------------------------------------------
 TEN LARGEST EQUITY HOLDINGS AT JUNE 30, 2005 (24.7% OF PORTFOLIO)
--------------------------------------------------------------------------------

 1. HONDA MOTOR CO.                                                       2.8%
    Japan's third-largest automaker
--------------------------------------------------------------------------------
 2. YOKOGAWA ELECTRIC CORP.                                               2.8%
    Diversified electronics manufacturer
--------------------------------------------------------------------------------
 3. SUMITOMO MITSUI FINANCIAL                                             2.8%
    Financial services provider
--------------------------------------------------------------------------------
 4. MITSUI TRUST HOLDINGS, INC.                                           2.7%
    Financial services provider
--------------------------------------------------------------------------------
 5. TOYOTA MOTOR CORP.                                                    2.7%
    Diversified automotive products manufacturer
--------------------------------------------------------------------------------
 6. MIZUHO FINANCIAL GROUP                                                2.4%
    Financial services provider
--------------------------------------------------------------------------------
 7. NIDEC CORP.                                                           2.2%
    Electronics manufacturer
--------------------------------------------------------------------------------
 8. NITTO DENKO CORP.                                                     2.1%
    Diversified chemicals manufacturer
--------------------------------------------------------------------------------
 9. HOYA CORP.                                                            2.1%
    Electro-optics manufacturer
--------------------------------------------------------------------------------
10. JSR CORP.                                                             2.1%
    Synthetic rubber manufacturer
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.



8  |  The Japan Fund, Inc.

Schedule of Investments
(Unaudited)                                                  AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK 98.9%
--------------------------------------------------------------------------------

CONSTRUCTION 4.0%
--------------------------------------------------------------------------------
Building Products 4.0%
Asahi Glass Co. Ltd. (A)                                160,000      1,682,236
Kuraray Co. Ltd.                                        171,000      1,620,568
Nippon Steel Corp.                                    1,296,000      3,015,041
Rinnai Corp.                                             80,900      1,995,144
Shimachu Co. Ltd.                                       157,700      3,967,385
Teijin Ltd.                                             339,000      1,574,256
Toray Industries Inc.                                   302,000      1,432,390
--------------------------------------------------------------------------------
                                                                    15,287,020
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 8.0%
--------------------------------------------------------------------------------
DEPARTMENT & Chain Stores 2.7%
Fast Retailing Co. Ltd.                                 154,400      8,019,333
Isetan Co. Ltd.                                         170,600      2,142,884
--------------------------------------------------------------------------------
                                                                    10,162,217
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 1.5%
Konami Corp.                                             11,100        234,211
Sega Sammy Holdings, Inc.                                66,500      4,077,547
Square Enix Co. Ltd.                                     51,200      1,560,469
--------------------------------------------------------------------------------
                                                                     5,872,227
--------------------------------------------------------------------------------
RESTAURANTS 0.8%
Skylark Co. Ltd. (A)                                    190,500      2,899,585
--------------------------------------------------------------------------------
Retail - Misc/Diversified 3.0%
BSL Corp.                                               582,000      1,306,745
Don Quijote Co. Ltd.                                      1,000         54,464

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      The Japan Fund, Inc.  |  9

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED (CONTINUED)
FamilyMart Co. Ltd.                                      27,300        782,813
Nissen Co. Ltd.                                          94,600      1,166,079
Ryohin Keikaku Co. Ltd.                                  63,000      3,113,075
The Seiyu Ltd.* (A)                                   2,145,000      3,868,350
Xebio Co. Ltd.                                           40,600      1,219,098
--------------------------------------------------------------------------------
                                                                    11,510,624
--------------------------------------------------------------------------------
CONSUMER STAPLES 4.8%
--------------------------------------------------------------------------------
Consumer Electronic & Photographic 2.3%
Fuji Photo Film Co. Ltd.                                217,600      7,004,797
Konica Minolta Holdings, Inc.                           201,500      1,882,363
--------------------------------------------------------------------------------
                                                                     8,887,160
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.2%
Kao Corp.                                               145,000      3,419,071
Kose Corp.                                               34,400      1,188,025
--------------------------------------------------------------------------------
                                                                     4,607,096
--------------------------------------------------------------------------------
FOOD & BEVERAGE 1.3%
Hokuto Corp.                                             49,800        985,672
Ito En Ltd.                                              33,200      1,703,408
Nippon Flour Mills Co. Ltd.                             332,000      1,448,945
Takara Holdings, Inc. (A)                               119,000        741,470
--------------------------------------------------------------------------------
                                                                     4,879,495
--------------------------------------------------------------------------------
DURABLES 10.0%
--------------------------------------------------------------------------------
Automobiles 10.0%
Aisin Seiki Co. Ltd.                                    134,100      2,908,120
Honda Motor Co.                                         241,400     11,906,745

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
AUTOMOBILES (CONTINUED)
Koyo Seiko Co. Ltd. (A)                                 136,000      1,821,100
NHK Spring Co. Ltd.                                      93,000        784,085
Nissan Motor Co. Ltd.                                   671,600      6,649,385
NOK Corp. (A)                                            66,000      1,844,905
Sumitomo Rubber Industries, Inc.                        105,000      1,071,776
Toyota Motor Corp.                                      310,700     11,122,444
--------------------------------------------------------------------------------
                                                                    38,108,560
--------------------------------------------------------------------------------
ENERGY 1.7%
--------------------------------------------------------------------------------
OIL REFINING & MARKETING 1.7%
Nippon Oil Corp.                                        980,000      6,654,103
--------------------------------------------------------------------------------
FINANCIAL 17.3%
--------------------------------------------------------------------------------
BANKS 9.2%
Hokuhoku Financial Group, Inc.                          269,000        824,707
Mitsui Trust Holdings, Inc.                           1,103,000     11,338,323
Mizuho Financial Group                                    2,190      9,913,255
Nishi-Nippon City Bank Ltd.                             292,000      1,274,374
Sumitomo Mitsui Financial (A)                             1,719     11,625,338
--------------------------------------------------------------------------------
                                                                    34,975,997
--------------------------------------------------------------------------------
CONSUMER FINANCE 1.9%
Credit Saison Co. Ltd.                                   65,100      2,166,087
Lopro Corp. (A)                                         301,100      2,280,649
Nippon Shinpan Co. Ltd.* (A)                            347,000      1,799,143
Takefuji Corp.                                           14,710        994,815
--------------------------------------------------------------------------------
                                                                     7,240,694
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  11

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 0.3%
OMC Card, Inc.*                                          95,000      1,143,598
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.5%
Jafco Co. Ltd. (A)                                      149,700      7,964,202
Nikko Cordial Corp.                                     431,000      1,896,555
ORIX Corp.                                               23,700      3,556,069
--------------------------------------------------------------------------------
                                                                    13,416,826
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.2%
T&D Holdings, Inc.                                      101,600      4,782,254
--------------------------------------------------------------------------------
REAL ESTATE 0.5%
Leopalace21 Corp.                                        67,100      1,115,106
Mitsui Fudosan Co. Ltd.                                  68,000        763,391
--------------------------------------------------------------------------------
                                                                     1,878,497
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 0.6%
Japan Real Estate Investment Corp. (A)                      142      1,206,168
Nippon Building Fund, Inc.                                  101        910,730
--------------------------------------------------------------------------------
                                                                     2,116,898
--------------------------------------------------------------------------------
HEALTH 3.5%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.9%
Terumo Corp.                                            249,800      7,207,935
--------------------------------------------------------------------------------
PHARMACEUTICALS 1.6%
Shionogi & Co. Ltd.                                     164,000      2,116,177
Yamanouchi Pharmaceutical Co. Ltd.                      120,500      4,118,079
--------------------------------------------------------------------------------
                                                                     6,234,256
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
MANUFACTURING 21.0%
--------------------------------------------------------------------------------
CHEMICALS 5.4%
Dainippon Ink & Chemicals, Inc.                         282,000        902,705
JSR Corp.                                               411,100      8,674,247
Kaneka Corp.                                            138,000      1,549,234
Kansai Paint Co. Ltd.                                   123,000        791,903
Nitto Denko Corp.                                       154,100      8,837,475
--------------------------------------------------------------------------------
                                                                    20,755,564
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 5.1%
Nidec Corp.                                              87,300      9,241,677
Sharp Corp.                                             498,000      7,786,582
SMC Corp.                                                23,800      2,596,754
--------------------------------------------------------------------------------
                                                                    19,625,013
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.2%
Daikin Industries Ltd. (A)                              179,900      4,501,555
--------------------------------------------------------------------------------
MACHINERY - MATERIAL HANDLING 0.3%
Japan Steel Works Ltd. (A)                              389,000      1,059,315
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 5.7%
Fuji Machine Manufacturing Co. Ltd.                     239,700      2,766,601
Keyence Corp.                                            15,100      3,384,905
Kubota Corp.                                            382,000      2,094,283
Tokyo Electron Ltd.                                      33,800      1,789,053
Yokogawa Electric Corp. (A)                             956,400     11,823,484
--------------------------------------------------------------------------------
                                                                    21,858,326
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  13

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 2.0%
Canon, Inc.                                              52,400      2,759,387
Ricoh Corp.                                             314,000      4,906,781
--------------------------------------------------------------------------------
                                                                     7,666,168
--------------------------------------------------------------------------------
RUBBER - TIRES 1.3%
Bridgestone Corp. (A)                                   233,000      4,485,618
Toyo Tire & Rubber Co. Ltd.                              91,000        354,481
--------------------------------------------------------------------------------
                                                                     4,840,099
--------------------------------------------------------------------------------
MEDIA 2.9%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 2.4%
Matsushita Electric Industrial Co. Ltd.                  75,000      1,138,187
Sony Corp.                                              205,600      7,081,984
Victor Company of Japan Ltd. (A)                        129,000        891,019
--------------------------------------------------------------------------------
                                                                     9,111,190
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.5%
Fuji Television Network, Inc.                               946      1,833,995
--------------------------------------------------------------------------------
METAL 4.5%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 3.8%
Misumi Corp. (A)                                        238,700      7,597,935
Mitsui & Co. Ltd.                                       536,000      5,074,842
Sumitomo Corp.                                          239,000      1,915,879
--------------------------------------------------------------------------------
                                                                    14,588,656
--------------------------------------------------------------------------------
DIVERSIFIED 0.7%
Sumitomo Metal Mining Co. Ltd.                          373,000      2,559,540
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 9.6%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 2.1%
Fujitsu Ltd.                                            455,000      2,387,827
Livedoor Co. Ltd.* (A)                                  471,951      1,689,491
Net One Systems Co. Ltd.                                    720      1,856,808
Obic Co. Ltd.                                             4,600        781,046
Otsuka Corp.                                             14,800      1,255,798
--------------------------------------------------------------------------------
                                                                     7,970,970
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 3.0%
JGC Corp.                                               109,000      1,340,631
Mitsubishi Logistics Corp.                               77,000        788,052
Mitsui Engineering & Shipbuilding Co. Ltd. (A)        1,233,000      2,412,633
Sumitomo Forestry Co. Ltd.                              348,000      3,373,309
TIS, Inc.                                               102,300      3,496,096
--------------------------------------------------------------------------------
                                                                    11,410,721
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 3.4%
Monex Beans Holdings, Inc.* (A)                           3,422      3,548,512
Rakuten, Inc.                                             3,485      2,793,657
Trend Micro, Inc.                                        48,000      1,709,648
Yahoo! Japan Corp.*                                       2,330      4,895,311
--------------------------------------------------------------------------------
                                                                    12,947,128
--------------------------------------------------------------------------------
SCHOOLS 1.1%
Benesse Corp.                                           128,500      4,124,978
--------------------------------------------------------------------------------
TECHNOLOGY 9.5%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.4%
NTT Data Corp.                                              455      1,554,959
Oracle Corp. Japan (A)                                      800         30,226
--------------------------------------------------------------------------------
                                                                     1,585,185
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  15

Schedule of Investments
(concluded)                                                  AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 8.0%
Anritsu Corp. (A)                                       186,000      1,135,455
Hoya Corp.                                               75,800      8,748,783
Nec Tokin Corp.                                         133,000        726,763
Nippon Electric Glass Co. Ltd.                          331,000      5,002,308
Rohm Co. Ltd.                                            56,300      5,432,011
Sanken Electric Co. Ltd.                                 77,000      1,004,680
Tokyo Seimitsu Co. Ltd. (A)                             207,500      8,382,326
--------------------------------------------------------------------------------
                                                                    30,432,326
--------------------------------------------------------------------------------
TELECOM SERVICES 1.1%
Hikari Tsushin, Inc. (A)                                 60,800      4,374,969
--------------------------------------------------------------------------------
TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
RAILROADS 0.5%
East Japan Railway Co.                                      373      1,917,133
--------------------------------------------------------------------------------
TRUCKS 1.6%
Yamato Transport Co. Ltd.                               451,000      6,262,759
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $310,692,844)                             377,290,632
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  WARRANTS 0.0%
--------------------------------------------------------------------------------

BSL Corp.*, expires 12/20/05
   (Cost $0)                                             59,900         15,664
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES      VALUE ($)
--------------------------------------------------------------------------------
  CASH EQUIVALENT 11.0%
--------------------------------------------------------------------------------

Brown Brothers Investment Trust --
   Securities Lending Investment Fund (B)
   (Cost $41,836,146)                                41,836,146     41,836,146
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                     AMOUNT ($)
--------------------------------------------------------------------------------
  TIME DEPOSIT 0.0%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co.
   0.00%, 7/1/05
   (Cost $73,415)                                        73,415         73,415
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 109.9%
   (Cost $352,602,405)                                             419,215,857
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $381,546,422.
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JUNE 30, 2005 (SEE NOTE G). THE TOTAL VALUE OF SECURITIES ON LOAN WAS $34,529,513.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING AT JUNE 30, 2005 (SEE NOTE G).



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                     The Japan Fund, Inc.  |  17

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $352,602,405)           $419,215,857
--------------------------------------------------------------------------------
Foreign currency, at value (cost $3,502,487)                         3,497,546
--------------------------------------------------------------------------------
Receivable for investment securities sold                            6,018,772
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                         25,093
--------------------------------------------------------------------------------
Dividends receivable                                                   291,022
--------------------------------------------------------------------------------
Other assets                                                            21,997
--------------------------------------------------------------------------------
Total assets                                                       429,070,287
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable upon return of securities loaned                            41,836,146
--------------------------------------------------------------------------------
Payable for investments purchased                                    4,501,939
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       287,237
--------------------------------------------------------------------------------
Accrued investment advisory fee                                        182,846
--------------------------------------------------------------------------------
Accrued administration fee                                              47,625
--------------------------------------------------------------------------------
Accrued shareholder servicing fee                                       47,626
--------------------------------------------------------------------------------
Accrued Office of the President fee and expenses                        75,931
--------------------------------------------------------------------------------
Accrued Directors' fees                                                 20,322
--------------------------------------------------------------------------------
Other accrued expenses and payables                                    524,193
--------------------------------------------------------------------------------
Total liabilities                                                   47,523,865
--------------------------------------------------------------------------------
NET ASSETS                                                        $381,546,422
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Paid-in capital                                                   $469,647,981
--------------------------------------------------------------------------------
Accumulated net investment loss                                     (5,789,217)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and
   foreign currency related transactions                          (148,901,949)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
   Investments                                                      66,613,452
--------------------------------------------------------------------------------
   Foreign currency related translations                               (23,845)
--------------------------------------------------------------------------------
NET ASSETS                                                        $381,546,422
--------------------------------------------------------------------------------
NET ASSET VALUE
CLASS S
NET ASSET VALUE, offering and redemption price per share
   ($381,546,422 / 39,072,110 shares of capital stock outstanding,
   $.33(1)/3 par value, 500,000,000 shares authorized) (a)               $9.77
--------------------------------------------------------------------------------
(a) Redemption price per share for shares held less than six months is equal to net asset value less a 2.00% redemption fee.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



18 | The Japan Fund, Inc.

Statement of Operations
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  For the six months ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign taxes withheld of $146,454)             $  2,003,221
--------------------------------------------------------------------------------
Income from security lending                                           158,409
--------------------------------------------------------------------------------
Total investment income                                              2,161,630
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                              1,163,724
--------------------------------------------------------------------------------
Shareholder servicing                                                  508,168
--------------------------------------------------------------------------------
Administration fee                                                     302,983
--------------------------------------------------------------------------------
Transfer agent fees                                                    423,575
--------------------------------------------------------------------------------
Professional fees                                                      209,601
--------------------------------------------------------------------------------
Directors' fees and expenses                                           167,123
--------------------------------------------------------------------------------
Office of the President expense                                        149,283
--------------------------------------------------------------------------------
Custodian                                                              130,342
--------------------------------------------------------------------------------
Reports to shareholders                                                100,983
--------------------------------------------------------------------------------
Registration fees                                                        4,325
--------------------------------------------------------------------------------
Other                                                                   70,700
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            3,230,807
--------------------------------------------------------------------------------
Expense reductions:
Shareholder servicing waiver                                          (203,266)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             3,027,541
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (865,911)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                         22,508,563
--------------------------------------------------------------------------------
Foreign currency related transactions                                 (131,313
--------------------------------------------------------------------------------
                                                                    22,377,250
--------------------------------------------------------------------------------
Net unrealized depreciation during the year on:
Investments                                                        (57,233,962
--------------------------------------------------------------------------------
Foreign currency related translations                                 (348,306
--------------------------------------------------------------------------------
                                                                   (57,582,268
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS                           (35,205,018)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(36,070,929)
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 19

Statement of Changes in Net Assets
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                   1/1/05 to
                                                     6/30/05        1/1/04 to
                                                  (Unaudited)       12/31/04
--------------------------------------------------------------------------------
Operations:
Net investment loss                                $ (865,911)   $  (2,612,918)
--------------------------------------------------------------------------------
Net realized gain on
investments and foreign currency transactions      22,377,250       43,476,366
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investments and foreign currency translations
during the period                                 (57,582,268)       4,189,832
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (36,070,929)      45,053,280
--------------------------------------------------------------------------------
Dividends:
Net investment income                                      --         (790,429)
--------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                          19,545,751       89,680,206
--------------------------------------------------------------------------------
Reinvestment of Cash Dividends                             --          694,994
--------------------------------------------------------------------------------
Cost of shares redeemed                           (47,412,042)     (89,731,929)
--------------------------------------------------------------------------------
Redemption fees                                        37,453          612,711
--------------------------------------------------------------------------------
Net increase (decrease) in assets from
Fund share transactions                           (27,828,838)       1,255,982
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 (63,899,767)      45,518,833
--------------------------------------------------------------------------------
Net assets at beginning of period                 445,446,189      399,927,356
--------------------------------------------------------------------------------
Net assets at end of period
(including accumulated net investment loss
(distributions in excess of net investment
income) of $(5,789,217) at June 30, 2005
and $(4,932,598) at December 31, 2004)           $381,546,422     $445,446,189
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


20 | The Japan Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------



Class S


---------------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                2005(a)     2004       2003       2002       2001        2000
---------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.66     $ 9.54     $ 6.07     $ 6.63     $ 9.98     $16.41
---------------------------------------------------------------------------------------------------------
INCOME LOSS FROM INVESTMENT OPERATIONS:
  Net investment loss(b)                   (0.02)     (0.06)     (0.06)     (0.06)     (0.05)     (0.05)
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                          (0.87)      1.19       3.57      (0.51)     (3.31)     (3.97)
---------------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                            (0.89)      1.13       3.51      (0.57)     (3.36)     (4.02)
---------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                         --      (0.02)     (0.06)        --         --      (0.58)
---------------------------------------------------------------------------------------------------------
  Net realized gains on investment
     transactions                             --         --         --         --         --      (1.83)
---------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS           --      (0.02)     (0.06)        --         --      (2.41)
---------------------------------------------------------------------------------------------------------
Redemption fees                               --+      0.01       0.02       0.01       0.01         --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 9.77     $10.66     $ 9.54     $ 6.07     $ 6.63     $ 9.98
---------------------------------------------------------------------------------------------------------
Total return (%)(c)                        (8.35)**   11.95      58.10      (8.45)    (33.57)    (27.28)
---------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)         382        445        400        249        323        558
---------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                            1.59*      1.49       1.66       1.58       1.33       1.08
---------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              1.49*      1.39       1.56       1.57       1.33       1.08
---------------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)           (0.43)*    (0.62)     (0.82)     (0.90)     (0.65)     (0.40)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                   35**       70         80        113         70         74
---------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or round to $0.
*   Annualized
**  Not annualized
+   Amount represents less than $0.01 per share.
(a) For the six months ended June 30, 2005 (Unaudited).
(b) Based on average shares outstanding during the period.
(c) Effective as of March 16, 2001, shareholders redeeming shares held less than six months will have a lower total return due to the effect of the 2% redemption fee.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                       The Japan Fund, Inc. | 21

Notes to Financial Statements
--------------------------------------------------------------------------------

A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors (the "Board" or each independently a "Director"). The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board.


22 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of June 30, 2005, there were no forward foreign currency contracts outstanding.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.



                                                       The Japan Fund, Inc. | 23

--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital and is reported on the statement of changes in net assets.

COMMISSION RECAPTURE. The Fund may direct certain portfolio trades to brokers who pay a portion of the Commissions for those trades in cash to the Fund. Commission Recapture arrangements are accounted for as realized gains of the Fund. Under these arrangements, the Fund received cash in the amount of $9,292 for the period ended June 30, 2005.

C. PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $143,327,820 and $174,886,192, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") to the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average daily net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.



24 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.), Inc. ("FMR U.K."), Fidelity Management & Research ("Far East"), Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator to the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.

OTHER SERVICE PROVIDERS. Forum Shareholder Services, LLC, serves as the transfer and dividend-paying agent to the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.

The Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion.



                                                       The Japan Fund, Inc. | 25

--------------------------------------------------------------------------------


DIRECTORS' AND OFFICERS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

Officers of the Fund who were also officers of the Administrator, Advisor and/or Distributor during their Fund terms of office received no compensation from the Fund.

E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 7% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:


                           ORDINARY
                            INCOME
                          ----------
       2004                 $790,429
       2003                2,366,811

The distribution in 2004 related to undistributed income at December 31, 2003 that must be distributed pursuant to Section 855 of the Internal Revenue Code. The distributions from ordinary income in 2004 and 2003 are a result of book and tax timing differences related to the mark to market of passive foreign investment companies. The mark to market on passive foreign investment companies are treated as ordinary income for tax purposes.



26 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


As of December 31, 2004, the components of Accumulated Losses were as follows:

Capital loss carryforwards .....................................  $(168,597,080)
Net unrealized appreciation ....................................    116,566,450
                                                                  -------------
Total accumulated losses                                          $ (52,030,630)
                                                                  =============

The following summarizes the capital loss carryforwards as of December 31, 2004. These capital loss carryforwards are available to offset future gains.

         EXPIRING IN FISCAL YEAR                             AMOUNT
         -----------------------                          ------------
                  2010                                    $126,495,837
                  2009                                      42,101,243

During the year ended December 31, 2004, the Fund utilized $37,167,712 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at June 30, 2005 and the net realized gains or losses on securities sold for the six months then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2005 were as follows:

Federal tax cost ..............................................    $352,602,405
                                                                   ============
Aggregate gross unrealized appreciation .......................      75,744,739
Aggregate gross unrealized depreciation .......................      (9,131,287)
                                                                   ------------
Net unrealized appreciation ...................................    $ 66,613,452
                                                                   ============
F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

G. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria



                                                       The Japan Fund, Inc. | 27

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment advisor, sub-advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                          SIX MONTHS ENDED                   YEAR ENDED
                           JUNE 30, 2005                  DECEMBER 31, 2004
--------------------------------------------------------------------------------
                        SHARES        DOLLARS          SHARES         DOLLARS
--------------------------------------------------------------------------------
SHARES SOLD
--------------------------------------------------------------------------------
Class S               1,942,177    $ 19,545,751       8,950,455    $ 89,680,206
--------------------------------------------------------------------------------
SHARES REINVESTED
--------------------------------------------------------------------------------
Class S                      --    $         --          72,471    $    694,994
--------------------------------------------------------------------------------
SHARES REDEEMED
--------------------------------------------------------------------------------
Class S              (4,676,320)   $(47,412,042)     (9,145,450)   $(89,731,929)
--------------------------------------------------------------------------------
REDEMPTION FEES
--------------------------------------------------------------------------------
Class S                            $     37,453              --    $    612,711
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class S              (2,734,143)   $(27,828,838)       (122,524)   $  1,255,982
--------------------------------------------------------------------------------



28 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------



I. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the 1940 Act. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the six months ended June 30, 2005, there were no borrowings on this Line of Credit.

J. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Briggs, Bunting & Dougherty, LLP ("Briggs, Bunting") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending December 31, 2005. The decision to select Briggs, Bunting was recommended by the Audit Committee and was approved by the Board on January 26, 2005.

The selection of Briggs, Bunting does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of the Fund's prior auditor. Rather, this change was approved by the Board upon the Audit Committee's recommendation of Briggs, Bunting.

K. SUBSEQUENT EVENTS:

(1) On June 1, 2005, the shareholders of the Japan Fund, Inc. approved the 12b-1 Distribution and Shareholder Servicing Plan ("12b-1 Plan"). The 12b-1 Plan Fee will begin being charged on September 1, 2005. This fee will replace the existing Shareholder servicing fee and until September 1, 2006 will be equal to or less than the existing Shareholder servicing fee.

(2) On July 27, 2005, James A. Firestone joined the Board of Directors of the Fund.



                                                       The Japan Fund, Inc. | 29

Shareholder Voting Results (Unaudited)
--------------------------------------------------------------------------------


SHAREHOLDER MEETING

A meeting of the shareholders of The Japan Fund, Inc. (the "Fund") was held on June 1, 2005 to vote on the following matters:

PROPOSAL

1. To approve the following individuals to serve as directors of the Fund.

NOMINEE                  SHARES VOTED FOR                           SHARES  WITHHELD
-------                  ----------------                           ----------------
            In Person        By Proxy           Total      In Person    By Proxy          Total
            ---------        --------           -----      ---------    --------          -----
-----------------------------------------------------------------------------------------------------
J. DOUGLAS
AZAR        2,903.601     20,752,938.210     20,755,841.811     0     1,710,195.300     1,710,195.300
-----------------------------------------------------------------------------------------------------
Lynn S.
Birdsong    2,903.601     20,727,857.650     20,730,761.251     0     1,735,275.860     1,735,275.860
-----------------------------------------------------------------------------------------------------
SHINJI
FUKUKAWA    2,903.601     20,701,559.280     20,704,462.881     0     1,761,574.230     1,761,574.230
-----------------------------------------------------------------------------------------------------
WILLIAM L.
GIVENS      2,903.601     20,682,036.350     20,684,939.951     0     1,781,097.160     1,781,097.160
-----------------------------------------------------------------------------------------------------
TAKESHI
ISAYAMA     2,903.601     20,806,268.230     20,809,171.831     0     1,656,865.280     1,656,865.280
-----------------------------------------------------------------------------------------------------
YASUO
KANZAKI     2,903.601     20,686,171.610     20,689,075.211     0     1,776,961.900     1,776,961.900
-----------------------------------------------------------------------------------------------------
YOSHIHIK
MIYAUCHI    2,903.601     20,719,973.590     20,722,877.191     0     1,743,159.920     1,743,159.920
-----------------------------------------------------------------------------------------------------
OSAMU
NAGAYAMA    2,903.601     20,773,892.040     20,776,795.641     0     1,689,241.470     1,689,241.470


2. To approve the 12b-1 Distribution and Shareholder Servicing Plan.

                    VOTES FOR            VOTES AGAINST        VOTES ABSTAINING
                    ---------            -------------        ----------------

In Person               2,903.601                    0                    0
By Proxy           15,318,441.450        4,998,449.050          753,273.010
                   --------------        -------------          -----------
Total              15,321,345.051        4,998,449.050          753,273.010




30 | The Japan Fund, Inc.

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."




                                                       The Japan Fund, Inc. | 31

--------------------------------------------------------------------------------



HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.


                                 BEGINNING      ENDING                 EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                    VALUE        VALUE       EXPENSE    DURING
THE JAPAN FUND, INC.              01/01/05      6/30/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                $1,000.00    $  916.50      1.49%      $7.08
HYPOTHETICAL 5% RETURN             1,000.00     1,017.41      1.49        7.45
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).



32 | The Japan Fund, Inc.

Approval of Investment Advisory Agreements (Unaudited)
--------------------------------------------------------------------------------



BOARD APPROVAL OF EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board of Directors (the "Board" or each independently a "Director") is scheduled to regularly meet four times a year. During the year ended December 31, 2004, the Board met six times. Matters bearing on the Fund's Advisory Agreement and Sub-Advisory Agreements (the "Agreements") are considered at most, if not all, of its meetings. The Directors regularly receive information relating to the existing Agreements derived from a number of sources and covering a range of issues. These materials included (a) information on the investment performance of the Fund, relative to a peer group of the Fund and an appropriate index, (b) sales and redemption data with respect to the Fund, and (c) the economic outlook and general investment outlook in the markets in which the Fund invests. The Directors also regularly receive information regarding (a) performance attribution analysis of the Fund, (b) the Fund's compliance with prospectus and regulatory requirements, (c) the allocation of the Fund's brokerage, including
(i) allocations, if any, to brokers affiliated with the Advisor or Sub-Advisors, and (ii) the use of "soft" commission dollars to pay for research.

The Directors unanimously approved the continuance of the Agreements at a meeting held on April 28, 2005. In connection with the approval of the Agreements the Directors had requested and evaluated extensive materials, in addition to those referenced above, from the Advisor and other sources, including, among other items, information on (a) the overall organization of the Advisor and Sub-Advisors, (b) investment management and research staffing, (c) the Advisor's financial statements for the last two fiscal years, profitability of the Advisor from services provided to the Fund, (d) the use of brokerage commissions to pay Fund expenses, and (e) the resources devoted to and the record of compliance with the Fund's (i) investment policy, (ii) investment restrictions (iii) policies on personal securities transactions and (iv) other policies and procedures that form the Advisor's portion of the Fund's compliance program. Prior to voting, the Directors reviewed the proposed continuance of the Agreements with the Advisor. The Directors received a memorandum from legal counsel (independent of the Advisor) discussing the legal standards for the Directors' consideration of the proposed continuance of the Agreements.

In reaching their determination, the Directors did not identify any particular information that was controlling, and it is likely each director individually




                                                       The Japan Fund, Inc. | 33

Approval of Investment Advisory Agreements (Concluded)
--------------------------------------------------------------------------------

attributed different weights to the various factors they considered.

THE NATURE, EXTENT AND QUALITY OF THE ADVISOR'S AND SUB-ADVISORS' SERVICES. The Directors considered their knowledge of the nature and quality of the services provided to the Fund by the Advisor and Sub-Advisors under the Agreements, the expertise of the personnel who provide these services and the breadth of equity research resources available to the Fund's portfolio manager. In addition to the investment research and advisory services, the Board considered the technology, communications, internal controls and compliance resources of the Advisor. The Board also considered the Advisor's and Sub-Advisors reputation, financial strength, experience, as well as its access to research services from brokers to which the Advisor's and Sub-Advisors may have allocated the Fund's and/or other clients' brokerage in "soft dollar" arrangements. In addition, the Directors considered the other direct and indirect benefits to the Fund, such as the Fund's participation in the Fidelity Commission Recapture Program. The Board concluded that it was satisfied with the nature, extent and quality of services being provided by the Advisor and Sub-Advisors.

INVESTMENT PERFORMANCE. The Board also reviewed the Fund's investment performance during the time the Advisor and Sub-Advisors managed the Fund and compared it to prior performance of the Fund with its previous adviser, as well as to the performance of a peer group of mutual funds, and the performance of an appropriate index. Although, as noted in the annual shareholder report, the Fund's one year results were below the index, the results were within the range (although slightly below the average) of the Lipper universe of Japanese equity funds. The Directors understand that market conditions and specific investment decisions may adversely affect the Fund's investment performance in absolute and/or relative terms over short, or longer periods of time. The Directors stated that they had confidence in the Advisor, the Fund's portfolio manager and their investment process and would continue to closely monitor the performance of the Fund.

ADVISOR'S PROFITS AND COSTS; FUND'S EXPENSE RATIO. In connection with its annual review of the Agreements, the Directors considered the Fund's unique relationship with the Advisor. The Board noted that the Advisor is not the sponsor of the Fund, and that the Advisor, the Sub-Advisory, and their affiliates do not provide services to the Fund other than advisory services under the investment advisory contract. The Board reviewed general financial information about the Advisor and a



34 | The Japan Fund, Inc.

--------------------------------------------------------------------------------


presentation regarding the Advisor's profitability from services to the Fund. The Board received a representation from the Advisor that the method of allocating costs related to the Fund was consistent with the method of allocating costs related to the other funds advised by the Advisor. The Board also considered the direct and indirect benefits to the Advisor and Sub-Advisors from their relationship with the Fund. The Board took into account the various services provided to the Fund by the Advisor and Sub-Advisors, including the services required to manage a portfolio of Japanese securities and reallocation of assets on an ongoing basis. The Board of Directors, including the Non-Interested Directors, considered (a) the Advisor's financial condition, (b) Fund's expense ratio, (c) the expense ratios of a peer group of funds and (d) the advisory fee charged to other clients of the Advisor and Sub-Advisors for similar services. The Board noted that the Fund's management fee (excluding the administration fee) was slightly lower than the average and median of other funds in its peer category, that the Fund's management fee (including the administration fee) was slightly higher than the average and median of other funds in its peer category and that its overall operating expenses were lower than the average and median of other funds in its peer category. Based on the information reviewed and its discussions, the Board, including a majority of the Non-Interested Directors, concluded that the management fee was reasonable in relation to the services provided.

ECONOMIES OF SCALE. The Board considered the Fund's management fee, noting that it contained breakpoints, so when assets increased over the breakpoint levels the management fee rates were reduced on the incremental assets. As a consequence, the Board determined that the Fund and its shareholders realized economies of scale because the total expense ratio was lower than it would have been had there been no breakpoints.



                                                     The Japan Fund, Inc.  |  35

Notes
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.
225 Franklin Street, 26th Floor
Boston, MA 02110

INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com
This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES:
A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities, as well as how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by visiting our website at www.thejapanfund.com or (ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

[Recycle symbol] Printed on recycled paper.                      JPN-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(response to be provided by internal legal or external legal counsel)

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Japan Fund, Inc.


By (Signature and Title)*           /s/ John F. McNamara
                                    --------------------
                                    John F. McNamara, President

Date 08/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ John F. McNamara
                                    --------------------
                                    John F. McNamara, President

Date 08/29/05


By (Signature and Title)*           /s/ William L. Givens
                                    ---------------------
                                    William L. Givens, Chairman of the Board

Date 08/29/05


By (Signature and Title)*           /s/ Stephen F. Panner
                                    ---------------------
                                    Stephen F. Panner, Chief Financial Officer

Date 08/29/05

* Print the name and title of each signing officer under his or her signature.